Note 8 - Property and equipment, net: Schedule of Financial Instruments Owned and Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2024
Building
Schedule of Financial Instruments Owned and Pledged as Collateral

	Asset Category	Gross Amount	Accumulated Depreciation	Net Book Value	Useful Life	Method
2024-12-31	Buildings	69,349	(25,632)	43,717	20 years	Straight line
2023-12-31	Buildings	71,297	(23,127)	48,169	20 years	Straight line